UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL 60069

(Address of principal executive offices) (Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

The Hewitt Money Market Fund (the “Money Market Fund”), a series of Hewitt Series Trust, invests substantially all of its assets in a series of Master Investment Portfolio, the Money Market Master Portfolio (the “Master Portfolio”), and owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2008, the value of the Money Market Fund’s investment in the Master Portfolio was $338,697,935, which represents 1.13% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

As of September 30, 2008, the Fund valued its investment in its Master Portfolio using Level 1 inputs. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of the Master Portfolio’s Notes to Schedule of Investments, which is included in this filing.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security			Face Amount	Value
CERTIFICATES OF DEPOSIT—11.94%
Abbey National Treasury Services PLC
2.87%, 04/20/09			$300,000,000	$300,016,276
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09			250,000,000	250,010,817
3.22%, 08/20/09			150,000,000	150,006,517
Bank of Nova Scotia
3.00%, 01/29/09			175,000,000	174,967,756
Branch Banking & Trust
2.81%, 11/07/08			100,000,000	100,001,006
Chase Bank USA N.A.
2.75%, 01/28/09			500,000,000	500,000,000
Credit Suisse First Boston NY
4.93%, 10/09/08			275,000,000	275,000,000
DnB NOR Bank ASA
2.84%, 12/08/08			165,000,000	165,000,000
Royal Bank of Canada NY
3.00%, 08/07/09			50,000,000	50,000,000
3.21%, 10/01/09			125,000,000	125,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09			125,000,000	125,003,213
2.81%, 11/03/08			100,000,000	100,000,910
Societe Generale NY
4.51%, 11/21/08			75,000,000	75,001,017
Toronto-Dominion Bank (The)
2.65%, 04/13/09			175,000,000	175,000,000
UniCredito Italiano NY
2.94%, 10/27/08			250,000,000	250,000,000
2.94%, 11/26/08			150,000,000	150,000,000
2.95%, 12/08/08			165,000,000	165,001,535
Wachovia Bank N.A.
2.60%, 03/12/09			150,000,000	150,000,000
Wells Fargo Bank N.A.
2.50%, 10/06/08			300,000,000	300,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $3,580,009,047)				3,580,009,047

Security			Face Amount	Value
COMMERCIAL PAPER—31.65%
Allied Irish Banks
2.58%, 03/05/09			250,000,000	247,222,917
Amstel Funding Corp.
4.75%, 10/03/08	(a	)	235,000,000	234,937,986
7.00%, 10/01/08	(a	)	500,000,000	500,000,000
Atlantic Asset Securities Corp.
2.46%, 10/10/08	(a	)	80,000,000	79,950,800
4.00%, 10/03/08	(a	)	225,000,000	224,950,000
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09			320,000,000	311,580,444
Bank of Scotland
2.80%, 11/07/08			125,000,000	124,640,278
Barton Capital Corp.
4.20%, 10/07/08	(a	)	220,000,000	219,846,000
CAFCO LLC
2.65%, 10/06/08	(a	)	100,000,000	99,963,194

Caisse Nationale des Caisses d’Epargne et de Prevoyance
2.82%, 12/04/08			200,000,000	198,997,334
Cancara Asset Securitisation Ltd.
2.75%, 10/08/08	(a	)	100,000,000	99,946,528
2.85%, 11/13/08	(a	)	100,000,000	99,659,583
4.25%, 10/03/08	(a	)	125,000,000	124,970,486
Chariot Funding LLC
4.00%, 10/03/08	(a	)	290,952,000	290,887,344
5.50%, 10/01/08	(a	)	500,000,000	500,000,000
Citibank Omni Master Trust
7.00%, 10/01/08	(a	)	345,066,000	345,066,000
Edison Asset Securitization LLC
2.58%, 11/24/08	(a	)	100,000,000	99,613,000
2.62%, 11/06/08	(a	)	70,000,000	69,816,600
Enterprise Funding Co. LLC
4.05%, 10/06/08	(a	)	250,000,000	249,859,375
Falcon Asset Securitization Co. LLC
2.62%, 10/22/08	(a	)	55,250,000	55,165,560
2.62%, 10/27/08	(a	)	100,000,000	99,810,778
Fortis Funding LLC
2.85%, 11/12/08			225,000,000	224,251,875
General Electric Capital Corp.
2.52%, 10/28/08			250,000,000	249,527,500
2.52%, 11/24/08			175,000,000	174,338,500
3.65%, 10/10/08			175,000,000	174,840,314
3.92%, 10/03/08			275,000,000	274,940,110
General Electric Capital Services Inc.
2.53%, 11/24/08			150,000,000	149,430,750
3.65%, 10/10/08			100,000,000	99,908,750
Govco Inc.
2.73%, 11/07/08	(a	)	75,000,000	74,789,563
Greenwich Capital Holdings Inc.
3.12%, 02/04/09			350,000,000	346,178,000
3.15%, 01/22/09			200,000,000	198,022,500
Jupiter Securitization Corp.
2.62%, 10/27/08	(a	)	95,000,000	94,820,239
4.00%, 10/07/08	(a	)	125,000,000	124,916,667
5.50%, 10/01/08	(a	)	300,000,000	300,000,000
Kitty Hawk Funding Corp.
2.63%, 10/21/08	(a	)	101,784,000	101,635,282
4.05%, 10/09/08	(a	)	197,392,000	197,214,347
Park Avenue Receivables Corp.
2.62%, 10/24/08	(a	)	101,452,000	101,282,181
4.00%, 10/08/08	(a	)	500,000,000	499,611,111
Ranger Funding Co. LLC
2.75%, 11/10/08	(a	)	100,000,000	99,694,445
Regency Markets No. 1 LLC
2.87%, 11/17/08	(a	)	85,000,000	84,681,510
2.89%, 11/10/08	(a	)	68,608,000	68,387,692
Royal Bank of Scotland
2.78%, 11/24/08			200,000,000	199,166,000
Thames Asset Global Securitization No. 1 Inc.
2.60%, 10/02/08	(a	)	157,384,000	157,372,633
Thunder Bay Funding LLC
2.63%, 10/20/08	(a	)	30,000,000	29,958,358
2.65%, 10/24/08	(a	)	100,000,000	99,830,694
2.65%, 10/20/08	(a	)	50,227,000	50,156,752
Tulip Funding Corp.
4.25%, 10/03/08	(a	)	243,096,000	243,038,602
Westpac Banking Corp.
2.62%, 03/06/09			250,000,000	247,161,666
Westpac Securities NZ Ltd.
2.52%, 03/09/09			200,000,000	197,774,000

Yorktown Capital LLC
2.66%, 10/16/08	(a	)	59,295,000	59,229,281
2.75%, 12/04/08	(a	)	86,106,000	85,685,037
4.05%, 10/09/08	(a	)	200,297,000	200,116,733

TOTAL COMMERCIAL PAPER (Cost: $9,484,845,299)				9,484,845,299

Security			Face Amount	Value
MEDIUM-TERM NOTES—4.15%
Federal Home Loan Bank
2.70%, 03/17/09			250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09	(b	)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09			300,000,000	300,000,000
2.75%, 01/05/09			330,000,000	330,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09			60,868,000	62,912,167

TOTAL MEDIUM-TERM NOTES (Cost: $1,242,912,167)				1,242,912,167

Security			Face Amount	Value
REPURCHASE AGREEMENTS—28.89%
Banc of America Securities LLC Tri-Party 0.05%, dated 9/30/08, due 10/1/08, maturity value $200,000,278 (collateralized by U.S. government obligations, value $204,000,035, 0.93% to 6.25%, 12/31/08 to 5/15/30).			$200,000,000	$200,000,000
Banc of America Securities LLC Tri-Party 4.00%, dated 9/30/08, due 10/1/08, maturity value $144,498,054 (collateralized by non-U.S. government debt securities, value $151,706,100, 5.02% to 6.00%, 2/25/35 to 10/25/37).			144,482,000	144,482,000
Bank of America Corp. Tri-Party 1.75%, dated 9/30/08, due 10/1/08, maturity value $40,001,944 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 8/1/33).			40,000,000	40,000,000
Bank of America N.A. Tri-Party 7.22%, dated 9/30/08, due 10/1/08, maturity value $465,093,258 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).			465,000,000	465,000,000
Bank of America N.A. Tri-Party 7.22%, dated 9/30/08, due 10/1/08, maturity value $485,097,269 (collateralized by non-U.S. government debt securities, value $533,500,000, 0.00% to 10.00%, 2/23/36).			485,000,000	485,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.05%, dated 9/30/08, due 10/1/08, maturity value $100,000,139 (collateralized by U.S. government obligations, value $102,000,002, 4.50% to 8.13%, 5/15/09 to 2/15/36).			100,000,000	100,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.25%, dated 9/30/08, due 10/1/08, maturity value $250,001,736 (collateralized by U.S. government obligations, value $255,000,006, 4.50% to 8.13%, 5/15/09 to 2/15/36).			250,000,000	250,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.25%, dated 9/30/08, due 10/1/08, maturity value $500,003,472 (collateralized by U.S. government obligations, value $510,000,001, 3.95% to 7.00%, 11/1/10 to 7/1/38).			500,000,000	500,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 2.89%, dated 9/8/08, due 11/07/08, maturity value $502,408,333 (collateralized by non-U.S. government debt securities, value $523,487,167, 2.74% to 9.36%, 5/16/11 to 6/25/47).	(b	)	500,000,000	500,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 7.20%, dated 9/30/08, due 10/1/08, maturity value $150,030,000 (collateralized by non-U.S. government debt securities, value $157,500,243, 2.53% to 8.77%, 4/20/11 to 8/8/27).			150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 7.20%, dated 9/30/08, due 10/1/08, maturity value $528,105,600 (collateralized by non-U.S. government debt securities, value $552,802,449, 2.74% to 9.36%, 5/16/11 to 6/25/47).			528,000,000	528,000,000
Credit Suisse First Boston Tri-Party 7.15%, dated 9/30/08, due 10/1/08, maturity value $1,000,198,611 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,024,382,487, 3.50% to 14.00%, 11/3/08 to 12/31/49).			1,000,000,000	1,000,000,000
Credit Suisse First Boston Tri-Party 7.25%, dated 9/30/08, due 10/1/08, maturity value $175,035,243 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $179,189,880, 4.50% to 10.38%, 7/15/11 to 6/15/43).			175,000,000	175,000,000

Goldman Sachs Group Inc. (The) Tri-Party 1.15%, dated 9/30/08, due 10/1/08, maturity value $150,004,792 (collateralized by U.S. government obligations, value $153,000,000, 5.50% to 6.00%, 9/1/36 to 8/1/38).			150,000,000	150,000,000
Goldman Sachs Group Inc. Tri-Party 2.84%, dated 9/8/08, due 11/7/08, maturity value $251,183,333 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $255,047,933, 4.00% to 7.21%, 12/1/18 to 10/1/38).	(b	)	250,000,000	250,000,000
Goldman Sachs Group Inc. Tri-Party 2.96%, dated 9/3/08, due 12/2/08, maturity value $251,850,000 (collateralized by non-U.S. government debt securities, value $262,500,000, 0.00% to 13.17%, 1/20/09 to 12/10/49).	(b	)	250,000,000	250,000,000
Goldman Sachs Group Inc. Tri-Party 7.18%, dated 9/30/08, due 10/1/08, maturity value $730,145,594 (collateralized by non-U.S. government debt securities, value $763,951,732, 0.00% to 8.00%, 3/15/09 to 12/31/47).			730,000,000	730,000,000
Greenwich Capital Markets Inc. Tri-Party 2.64%, dated 9/8/08, due 10/8/08, maturity value $501,100,000 (collateralized by U.S. government obligations, value $510,001,136, 4.00% to 7.00%, 8/20/37 to 12/15/49).	(b	)	500,000,000	500,000,000
HSBC Securities Inc. Tri-Party 7.08%, dated 9/30/08, due 10/1/08, maturity value $100,019,667 (collateralized by non-U.S. government debt securities, value $104,550,719, 0.00% to 9.50%, 10/23/08 to 2/1/42).			100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 1.75%, dated 9/30/08, due 10/1/08, maturity value $500,024,306 (collateralized by U.S. government obligations, value $510,002,366, 4.50% to 7.00%, 1/1/16 to 9/1/38).			500,000,000	500,000,000
J.P. Morgan Securities Inc. Tri-Party 7.10%, dated 9/30/08, due 10/1/08, maturity value $125,024,653 (collateralized by non-U.S. government debt securities, value $131,250,180, 3.83% to 6.40%, 12/15/18 to 6/25/45).			125,000,000	125,000,000
J.P. Morgan Securities Inc. Tri-Party 7.10%, dated 9/30/08, due 10/1/08, maturity value $600,118,333 (collateralized by non-U.S. government debt securities, value $618,007,846, 2.65% to 10.00%, 10/15/08 to 12/15/50).			600,000,000	600,000,000
Merrill Lynch & Co. Inc. Tri-Party 0.05%, dated 9/30/08, due 10/1/08, maturity value $325,000,451 (collateralized by U.S. government obligations, value $331,501,648, 2.50% to 7.00%, 11/3/08 to 6/1/37).			325,000,000	325,000,000
Morgan Stanley Tri-Party 0.10%, dated 9/30/08, due 10/1/08, maturity value $250,000,694 (collateralized by U.S. government obligations, value $255,000,059, 5.38% to 6.38%, 8/15/27 to 2/15/31).			250,000,000	250,000,000
Morgan Stanley Tri-Party 2.99%, dated 9/30/08, due 12/16/08, maturity value $342,174,394 (collateralized by non-U.S. government debt securities, value $357,000,022, 0.00% to 10.00%, 10/1/08 to 9/30/38).	(b	)	340,000,000	340,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $8,657,482,000)				8,657,482,000

Security			Face Amount	Value
TIME DEPOSITS—1.00%
KBC Bank
0.13%, 10/01/08			200,000,000	200,000,000
Regions Bank
0.25%, 10/01/08			100,000,000	100,000,000

TOTAL TIME DEPOSITS (Cost: $300,000,000)				300,000,000

Security			Face Amount	Value
VARIABLE & FLOATING RATE NOTES—16.92%
Allstate Life Global Funding II
2.55%, 11/14/08	(a	)	65,000,000	65,002,723
2.58%, 11/15/08	(a	)	80,000,000	80,005,207
3.74%, 10/27/08	(a	)	140,000,000	140,001,789
Allstate Life Global Funding Trusts
2.88%, 12/08/08			16,250,000	16,247,239
American Express Bank FSB
2.51%, 06/12/09			50,000,000	49,749,915
American Express Credit Corp.
3.20%, 10/17/08			5,000,000	4,999,273
American Honda Finance Corp.
3.22%, 03/23/09	(a	)	95,000,000	94,967,391
ASIF Global Financing
3.22%, 10/22/08	(a	) (b)	75,000,000	74,999,903

Australia & New Zealand Banking Group Ltd.
3.22%, 10/22/08	(a	)	100,000,000	100,000,771
Bank of America N.A.
2.99%, 10/02/09			225,000,000	225,000,000
Bank of Scotland PLC
2.49%, 10/08/08	(a	)	91,700,000	91,694,586
Banque Federative du Credit Mutuel
2.96%, 11/28/08	(a	)	125,000,000	125,000,000
BBVA US Senior SA Unipersonal
2.86%, 04/17/09	(a	)	50,000,000	49,891,496
BMW US Capital LLC
2.53%, 11/14/08	(a	)	200,000,000	200,005,361
Commonwealth Bank of Australia
3.05%, 08/03/09			100,000,000	100,000,000
Florida Heart Group PA/Florida Heart Group Holdings
6.00%, 10/01/08			50,000	50,000
General Electric Capital Corp.
3.22%, 04/24/09			60,000,000	60,001,115
Hartford Life Global Funding Trust
2.55%, 11/15/08			100,000,000	100,003,147
ING Bank NV
3.17%, 06/17/09	(a	)	325,000,000	325,000,000
ING USA Annuity & Life Insurance Co.
3.21%, 01/12/09	(a	) (b)	235,000,000	235,000,000
Lloyds TSB Group PLC
2.81%, 10/06/08	(a	)	15,000,000	14,999,646
MassMutual Global Funding II
2.64%, 02/02/09	(a	)	125,000,000	125,000,000
MetLife Insurance Co. of Connecticut
3.26%, 08/18/09	(b	)	50,000,000	50,000,000
Metropolitan Life Global Funding I
2.54%, 11/06/08	(a	)	150,000,000	150,004,549
Metropolitan Life Insurance Co.
3.24%, 07/20/09	(b	)	25,000,000	25,000,000
Monumental Global Funding III
2.50%, 02/17/09	(a	)	5,000,000	4,986,946
3.20%, 08/17/09	(a	)	150,000,000	150,000,000
Nationwide Building Society
2.55%, 10/06/08	(a	)	165,000,000	165,000,994
3.85%, 10/27/08	(a	)	315,000,000	315,012,134
Pricoa Global Funding I
3.07%, 06/12/09	(a	)	100,000,000	100,000,000
Procter & Gamble Co.
2.84%, 09/09/09			100,000,000	100,000,000
Toyota Motor Credit Corp.
2.06%, 09/22/09			125,000,000	125,000,000
Toyota Motor Credit Corp. Series 1
2.06%, 09/22/09			150,000,000	150,000,000
2.06%, 10/02/09			200,000,000	200,000,000
Wachovia Bank N.A.
3.00%, 05/01/09			498,000,000	498,000,000
Wells Fargo & Co.
2.64%, 03/13/09	(a	)	50,000,000	50,006,878
3.55%, 05/01/09			164,900,000	164,932,795
Wells Fargo Bank N.A.
3.35%, 09/10/09			250,000,000	250,000,000
Westpac Banking Corp. NY
2.88%, 10/10/08			70,000,000	70,000,000
3.04%, 06/10/09			225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $5,070,563,858)				5,070,563,858

TOTAL INVESTMENTS IN SECURITIES— 94.55% (Cost: $28,335,812,371)	28,335,812,371

Cash held at Custodial Bank—5.16%	1,546,605,000
Other Assets, Less Liabilities—0.29%	86,805,400

NET ASSETS—100.00%	$29,969,222,771

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedule of investments.

MONEY MARKET MASTER PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios. The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

These notes relate only to the schedule of investments for the Money Market Master Portfolio (the “Master Portfolio”).

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which approximates market value, involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolio’s net assets calculated by using available market valuations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolio’s amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders, it will take such action as it deems appropriate.

Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including, but not limited to, use of amortized cost, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Master Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments as of September 30, 2008:

Investments in Securities

Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
$ —	$28,335,812,371	$—	$28,335,812,371

FEDERAL INCOME TAXES

As of September 30, 2008, the Money Market Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities or cash, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	11/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	11/26/08

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date:	11/26/08